PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT
5. PROPERTY AND EQUIPMENT

	COMPUTER AND OFFICE EQUIPMENT	LEASEHOLD IMPROVEMENTS	TOTAL
Net book amount as of January 1, 2024	802	106	908
Additions	833	493	1,326
Depreciation charge	(305)	(71)	(376)
Translation differences	(11)	(14)	(25)
As of December 31, 2024	1,319	514	1,833
Cost	2,211	708	2,919
Accumulated depreciation	(892)	(194)	(1,086)
Net book amount as of December 31, 2024	1,319	514	1,833
Net book amount as of January 1, 2023	598	116	714
Additions	436	15	451
Depreciation charge	(225)	(21)	(246)
Translation differences	(7)	(4)	(11)
As of December 31, 2023	802	106	908
Cost	1,460	234	1,694
Accumulated depreciation	(658)	(128)	(786)
Net book amount as of December 31, 2023	802	106	908
For the years ended December 31, 2024, 2023 and 2022, cash paid for the acquisition of property and equipment was $1,326, $451 and $330, respectively. For the years ended December 31, 2024, 2023 and 2022, the Company expensed low value office equipment with a net book value of $166, $143 and $11, respectively.
The following is the reconciliation of depreciation expense:

	Year ended December 31,
	2024	2023	2022
Depreciation expensed to general and administrative expenses (Note 19)	376	246	190